Common Shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended		1 Months Ended
	May 10, 2005	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2014	Nov. 30, 2014	Dec. 31, 2012
Class of Stock [Line Items]
Authorized share capital, shares (in shares)		800,000,000	800,000,000			800,000,000
Authorized share capital		$ 1,600	$ 1,600			$ 1,600
Issued and fully paid share capital, shares (in shares)		493,078,678	469,250,933			469,250,933
Issued and fully paid share capital		986	939			938
Treasury shares held by Company, shares (in shares)		(318,740)	(272,441)			(72,859)
Treasury shares held by Company		(1)	(1)			0
Outstanding shares in issue, shares (in shares)		492,759,938	468,978,492			469,178,074
Outstanding shares in issue		$ 985	$ 938			$ 938
Number of shares issued (in shares)	6,000	0	0
Common shares, par value (in dollars per share)	$ 2.00	$ 2.00	$ 2.00			$ 2.00
Percent of outstanding shares authorized to be repurchased					10.00%
Convertible bonds due 2017
Class of Stock [Line Items]
Number of shares issued due to conversion of convertible debt instruments (in shares)				23,800,000